Equity-based compensation - Stock Option Activity (Detail) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	5,055,505	5,291,791	4,295,364
Granted	1,230,382	262,566	1,295,132
Exercised	(111,515)	(316,063)	(143,600)
Forfeited	(53,627)	(182,789)	(155,105)
Number of options outstanding ending balance	6,120,745	5,055,505	5,291,791
Exercisable	4,197,481	3,658,339	3,260,333
Amount vested at the beginning of the period	621,206	736,028	684,322
Weighted- average exercise price outstanding, beginning balance	$ 2.45	$ 2.30	$ 1.53
Granted	8.78	4.71	4.71
Exercised	3.98	1.15	1.03
Forfeited	3.38	3.72	2.36
Weighted- average exercise price outstanding, ending balance	3.67	2.45	2.30
Number of options
Exercisable	2.09	1.76	1.36
Amount vested at the end of the period	$ 4.03	$ 3.27	$ 1.91
Outstanding and expected to vest-October 31, 2019	6 years 4 months 6 days	6 years 4 months 24 days
Weighted- average exercise price outstanding
Exercisable-October 31, 2019	4 years 10 months 2 days	5 years 5 months 23 days
Aggregate intrinsic value outstanding and expected to vest	$ 140,339	$ 28,217
Aggregate intrinsic value exercisable	$ 103,178	$ 23,072